NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding (in shares)	65,009	66,479	66,811	66,693	69,607	71,067	72,560	73,903	66,251	71,788	78,559
Weighted Average Number Diluted Shares Outstanding Adjustment									1,901	2,370	2,105
Diluted weighted average shares outstanding (in shares)	66,824	68,342	68,628	68,802	71,999	73,341	74,720	76,558	68,152	74,158	80,664
Restricted Share Award [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									1,048	1,415	1,367
Employee Stock Option [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									853	955	738